3. 10% SENIOR SECURED CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Debt Disclosure [Abstract]
10% Senior Secured Convertible Notes

The Notes consisted of the following:

	December 31, 2012	June 30, 2012
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest were due at maturity, September 30, 2012	$–	$50,000
Accrued interest—10% coupon due on September 30, 2012	–	1,250
	$–	$51,250

	June 30, 2012	June 30, 2011
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012	$50,000	$600,000
Accrued interest—10% coupon due on September 30, 2012	1,250	180,833

	$51,250	$780,833